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LEGAL & GENERAL RETIREMENT INCOME 2040 FUND
Legal & General Retirement Income 2040 Fund
Investment Objective

The Legal & General Retirement Income 2040 Fund (the "Fund") seeks to provide current income during the early and middle-years of retirement while ensuring capital is not exhausted prior to the Fund's terminal date.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LEGAL & GENERAL RETIREMENT INCOME 2040 FUND	W Shares	Institutional Shares	R6 Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LEGAL & GENERAL RETIREMENT INCOME 2040 FUND		W Shares	Institutional Shares	R6 Shares
Management Fees		0.15%	0.15%	0.15%
Shareholder Servicing Fees		0.10%	0.15%	0.20%
Other Operating Expenses		0.28%	0.28%	0.28%
Other Expenses	[1]	0.38%	0.43%	0.48%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		0.68%	0.73%	0.78%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.53%)	(0.53%)	(0.53%)
Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement		0.15%	0.20%	0.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]	Legal & General Investment Management America, Inc. (the "Adviser" or "LGIMA") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, "excluded expenses")) from exceeding 0.00%, 0.05% and 0.10% of the Fund's average daily net assets of the W Shares, Institutional Shares and R6 Shares, respectively, until February 28, 2022 (the "contractual expense limits"). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limits to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limits (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - LEGAL & GENERAL RETIREMENT INCOME 2040 FUND - USD ($)	One Year	Three Years
W Shares	15	164
Institutional Shares	20	180
R6 Shares	26	196

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund will invest in a diversified pool of assets while seeking to generate income that supports shareholders in retirement until the Fund's assets have been completely drawn down by the Fund's terminal date of December 31, 2040. The Fund does not follow a pre-defined glidepath. Instead, in implementing the Fund's investment strategy, the Adviser's allocations among asset classes will vary from year to year and the Adviser intends to strategically de-risk the Fund's portfolio over time in an effort to provide consistent income for the benefit of all shareholders, in the aggregate. The Fund is generally intended for investors in retirement who intend to redeem their holdings in the Fund on an ongoing basis. Accordingly, the Adviser will manage the Fund's portfolio with the expectation that it must meet a proposed "spend down amount" annually. As the Fund approaches its terminal date, redemptions may increase. In determining the spend down amount, the Adviser will attempt to balance income needs in the current year against the need for income in the future.

The Adviser will take into account multiple considerations when developing and maintaining the Fund's portfolio in an attempt to deliver consistent income to shareholders. On an annual basis, factors such as time to fund maturity, inflation, long-term risk assumptions and market return expectations are reviewed to determine both the target asset allocation and the spend down amount to generate the target income. This annual review will mean allocations among asset classes may vary but the Adviser expects that they will generally fall within the following ranges:

Global Equity – 0-60%

U.S. Fixed Income – 40-100%

Cash & Cash Equivalents – 0-10%

The Fund's target asset allocation may differ from the Fund's actual asset allocation. These allocations will be reviewed periodically throughout the year to ensure any significant changes to the Adviser's market outlook and/or other factors described above are incorporated into the asset allocation, and that the spend down amount is amended accordingly. For example, the Adviser may seek to increase allocations to the global equity asset class to take advantage of certain market return opportunities identified by the Adviser, provided the Adviser believes the Fund's expected volatility level in connection with such investments will be consistent with the Fund's long-term risk assumptions. On the other hand, the Adviser may seek to increase allocations to the U.S. fixed income asset class to, for example, attempt to decrease volatility and preserve capital.

The Fund will gain exposure to the asset classes noted above through investments in other mutual funds for which the Adviser also serves as investment adviser ("LGIMA Underlying Funds"); in other funds, including third party (unaffiliated) funds and exchange-traded funds ("ETFs") ("Unaffiliated Underlying Funds" and together with the LGIMA Underlying Funds, the "Underlying Funds"); and/or directly in, individual securities and in derivatives as discussed in more detail below. The Adviser currently anticipates that the Fund's investments will consist mainly of the Underlying Funds, with a majority of the Fund's assets invested in the LGIMA Underlying Funds. However, the amount of the Fund's assets allocated to the Underlying Funds and direct investments will vary over time and the Fund may be invested entirely in LGIMA Underlying Funds, Unaffiliated Underlying Funds or direct investments at any given point in time.

With respect to its global equity investments, the Fund may invest in common stock of large and mid-capitalization companies, depositary receipts, and in Underlying Funds. With respect to its U.S. fixed income investments, the Fund may invest in U.S. government securities (including agencies and instrumentalities), corporate bonds, other corporate debt securities of U.S. issuers, including corporate commercial paper, municipal bonds, supra-national issuers, asset-backed securities, mortgage-backed securities and in Underlying Funds.

The Fund may use derivatives, such as futures contracts, options and forwards, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund's gains. The Underlying Funds in which the Fund may invest may also use derivatives.

Because it is assumed that shareholders will be spending down amounts invested in the Fund each year until the Fund's maturity date, the Fund's assets are expected to decline over time and approach zero on the maturity date, at which time it is expected that the Fund will be liquidated. However, the Fund is not designed to comply with any required minimum distribution rules applicable to tax-deferred retirement accounts nor does it take into account any tax considerations to shareholders (including, for example, any early withdrawal penalties that may be imposed on shareholders in tax-deferred retirement accounts). Shareholders investing through a tax-deferred retirement account subject to a required minimum distribution who redeem shares of the Fund from such account will need to include such redemption amount, as appropriate, in the computation of any annual required minimum distribution.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser's asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Maturity Date and Redemption Risk — While assets invested in the Fund are expected to decline over time and equal zero on the maturity date, the Fund may be liquidated prior to the maturity date. For example, as assets decline and approach zero, there may be a point before the maturity date where the Adviser can no longer manage the Fund consistent with its investment objective and the Fund may be liquidated at the discretion of the Board. In addition, as assets in the Fund decline, Fund expenses will be spread over a smaller asset base, potentially causing an increase in the Fund's expense ratio. In order to accommodate investors redeeming shares, the Fund may sell securities at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund's expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of shareholders redeeming shares. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, the Fund is not designed for such growth to enable the Fund to allow for redemptions without returning capital to shareholders. Rather, the Fund expects that substantially all capital will be returned to shareholders by the maturity date.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

Market Risk – The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk —The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company's bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Mid-Capitalization Companies Risk — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid- capitalization stocks may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Depositary Receipts Risk – Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), the Fund's return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Many over-the-counter ("OTC") derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund's performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund's share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Transactions Risk —The Fund or an Underlying Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and the Underlying Funds, large purchases of a fund's shares may adversely affect the fund's performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund is new, and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.lgima.com/funds or by calling toll-free to 833-44-LGIMA.